Information by segment and main country - Net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income to Adjusted EBITA [Line items]
Net income		€ 1,870	€ 1,491	€ 638
Income from discontinued operations		(843)	(660)	(479)
Investments in associates, net of income taxes		(4)	11	30
Income tax expense continuing operations		349	203	169
Financial expenses		263	507	453
Financial income		126	65	94
Income (loss) from operations		1,517	1,464	658
Amortization of acquired intangible assets		260	242	273
Impairment of goodwill		9	1
EBITA		1,787	1,707	931
Restructuring and acquisition-related charges		316	94	186
Other items		50	120	571
Adjusted EBITA	[1]	2,153	1,921	1,688
Personal Health [Member]
Net income to Adjusted EBITA [Line items]
Income (loss) from operations		1,075	953	736
Amortization of acquired intangible assets		135	139	149
EBITA		1,211	1,092	885
Restructuring and acquisition-related charges		11	16	37
Other items				44
Adjusted EBITA	[1]	1,221	1,108	966
Diagnosis & Treatment [Member]
Net income to Adjusted EBITA [Line items]
Income (loss) from operations		488	546	322
Amortization of acquired intangible assets		55	48	55
EBITA		543	594	377
Restructuring and acquisition-related charges		151	37	131
Other items		22		7
Adjusted EBITA	[1]	716	631	515
Connected Care & Health Informatics [Member]
Net income to Adjusted EBITA [Line items]
Income (loss) from operations		206	275	173
Amortization of acquired intangible assets		44	46	54
Impairment of goodwill			1
EBITA		250	322	227
Restructuring and acquisition-related charges		91	14	38
Other items		31	(12)	29
Adjusted EBITA	[1]	372	324	294
HealthTech Other [Member]
Net income to Adjusted EBITA [Line items]
Income (loss) from operations		(149)	(129)	49
Amortization of acquired intangible assets		26	9	15
Impairment of goodwill		9
EBITA		(114)	(120)	64
Restructuring and acquisition-related charges		64	28	(19)
Other items		(59)	26	(37)
Adjusted EBITA	[1]	(109)	(66)	8
Legacy Items [Member]
Net income to Adjusted EBITA [Line items]
Income (loss) from operations		(103)	(181)	(622)
EBITA		(103)	(181)	(622)
Restructuring and acquisition-related charges			(1)	(1)
Other items		55	106	528
Adjusted EBITA	[1]	€ (48)	€ (76)	€ (95)

[1]	For reconciliation Adjusted EBITA, refer to the table below.